Financial assets and liabilities - Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - Debt securities and other debt - CAD ($)
$ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 27,509	$ 25,061
FAIR VALUE	$ 25,779	$ 23,026